Shareholder Report	6 Months Ended
May 31, 2025 USD ($) Holding
Shareholder Report [Line Items]
Document Type	N-CSRS
Amendment Flag	false
Registrant Name	Victory Portfolios IV
Entity Central Index Key	0002042316
Entity Investment Company Type	N-1A
Document Period End Date	May 31, 2025
C000256479 [Member]
Shareholder Report [Line Items]
Fund Name	Victory Pioneer Select Mid Cap Growth Fund
Class Name	Class A
Trading Symbol	PGOFX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Victory Pioneer Select Mid Cap Growth Fund (the “Fund”) for the period of December 1, 2024 to May 31, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at advisor.vcm.com/literature/mutual-fund-prospectuses. You may also request more information by calling 800-225-6292.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	800-225-6292
Additional Information Website	advisor.vcm.com/literature/mutual-fund-prospectuses
Expenses [Text Block]
What were the Fund costs for the last six months?
(Based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$48	0.98%^
^	Annualized

Expenses Paid, Amount	$ 48
Expense Ratio, Percent	0.98%	[1]
Net Assets	$ 1,489,224,771
Holdings Count | Holding	73	[2]
Investment Company Portfolio Turnover	25.00%
Additional Fund Statistics [Text Block]
KEY FUND STATISTICS
(as of May 31, 2025)
Fund net assets	$1,489,224,771%
Total number of portfolio holdings	73^^
Portfolio turnover rate	25%
^^	Excluding short-term investments and all derivative contracts except for options purchased.

Holdings [Text Block]
SECTOR DISTRIBUTION
(as of May 31, 2025 )*
Information Technology	31.7%
Industrials	17.8%
Health Care	13.0%
Consumer Discretionary	10.7%
Financials	10.6%
Energy	5.3%
Communication Services	4.3%
Utilities	2.3%
Basic Materials	1.8%
Consumer Staples	1.6%
Real Estate	0.9%
*	As a percentage of total investments excluding short-term investments and all derivative contracts except for options purchased.

Material Fund Change [Text Block]
Material Fund Changes
Effective April 1, 2025, Pioneer Select Mid Cap Growth Fund (the “Predecessor Fund”) reorganized with Victory Pioneer Select Mid Cap Growth Fund (the “Reorganization”) pursuant to an agreement and plan of reorganization approved by the shareholders of the Predecessor Fund on March 27, 2025. The Predecessor Fund is the accounting survivor of the Reorganization. Accordingly, the Predecessor Fund’s performance and financial history have become the performance and financial history of the Fund.
In the Reorganization, shareholders holding Class A and Class R shares of the Predecessor Fund received Class A shares of the Fund.
Victory Capital Management Inc. (the “Adviser”) is the Fund’s investment adviser. Effective April 1, 2025, Amundi Asset Management US, Inc. (“Amundi US”), the Predecessor Fund’s investment adviser, was combined with Victory Capital Holdings, Inc., the parent company of the Adviser. All portfolio managers of Amundi US became employees of the Adviser.

Material Fund Change Name [Text Block]
Effective April 1, 2025, Pioneer Select Mid Cap Growth Fund (the “Predecessor Fund”) reorganized with Victory Pioneer Select Mid Cap Growth Fund (the “Reorganization”) pursuant to an agreement and plan of reorganization approved by the shareholders of the Predecessor Fund on March 27, 2025. The Predecessor Fund is the accounting survivor of the Reorganization. Accordingly, the Predecessor Fund’s performance and financial history have become the performance and financial history of the Fund.

Material Fund Change Adviser [Text Block]
Victory Capital Management Inc. (the “Adviser”) is the Fund’s investment adviser. Effective April 1, 2025, Amundi Asset Management US, Inc. (“Amundi US”), the Predecessor Fund’s investment adviser, was combined with Victory Capital Holdings, Inc., the parent company of the Adviser. All portfolio managers of Amundi US became employees of the Adviser.

C000256478 [Member]
Shareholder Report [Line Items]
Fund Name	Victory Pioneer Select Mid Cap Growth Fund
Class Name	Class C
Trading Symbol	GOFCX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Victory Pioneer Select Mid Cap Growth Fund (the “Fund”) for the period of December 1, 2024 to May 31, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at advisor.vcm.com/literature/mutual-fund-prospectuses. You may also request more information by calling 800-225-6292.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	800-225-6292
Additional Information Website	advisor.vcm.com/literature/mutual-fund-prospectuses
Expenses [Text Block]
What were the Fund costs for the last six months?
(Based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$88	1.79%^
^	Annualized

Expenses Paid, Amount	$ 88
Expense Ratio, Percent	1.79%	[3]
Net Assets	$ 1,489,224,771
Holdings Count | Holding	73	[4]
Investment Company Portfolio Turnover	25.00%
Additional Fund Statistics [Text Block]
KEY FUND STATISTICS
(as of May 31, 2025)
Fund net assets	$1,489,224,771%
Total number of portfolio holdings	73^^
Portfolio turnover rate	25%
^^	Excluding short-term investments and all derivative contracts except for options purchased.

Holdings [Text Block]
SECTOR DISTRIBUTION
(as of May 31, 2025 )*
Information Technology	31.7%
Industrials	17.8%
Health Care	13.0%
Consumer Discretionary	10.7%
Financials	10.6%
Energy	5.3%
Communication Services	4.3%
Utilities	2.3%
Basic Materials	1.8%
Consumer Staples	1.6%
Real Estate	0.9%
*	As a percentage of total investments excluding short-term investments and all derivative contracts except for options purchased.

Material Fund Change [Text Block]
Material Fund Changes
Effective April 1, 2025, Pioneer Select Mid Cap Growth Fund (the “Predecessor Fund”) reorganized with Victory Pioneer Select Mid Cap Growth Fund (the “Reorganization”) pursuant to an agreement and plan of reorganization approved by the shareholders of the Predecessor Fund on March 27, 2025. The Predecessor Fund is the accounting survivor of the Reorganization. Accordingly, the Predecessor Fund’s performance and financial history have become the performance and financial history of the Fund.
In the Reorganization, shareholders holding Class C shares of the Predecessor Fund received Class C shares of the Fund.
Victory Capital Management Inc. (the “Adviser”) is the Fund’s investment adviser. Effective April 1, 2025, Amundi Asset Management US, Inc. (“Amundi US”), the Predecessor Fund’s investment adviser, was combined with Victory Capital Holdings, Inc., the parent company of the Adviser. All portfolio managers of Amundi US became employees of the Adviser.

Material Fund Change Name [Text Block]
Effective April 1, 2025, Pioneer Select Mid Cap Growth Fund (the “Predecessor Fund”) reorganized with Victory Pioneer Select Mid Cap Growth Fund (the “Reorganization”) pursuant to an agreement and plan of reorganization approved by the shareholders of the Predecessor Fund on March 27, 2025. The Predecessor Fund is the accounting survivor of the Reorganization. Accordingly, the Predecessor Fund’s performance and financial history have become the performance and financial history of the Fund.

Material Fund Change Adviser [Text Block]
Victory Capital Management Inc. (the “Adviser”) is the Fund’s investment adviser. Effective April 1, 2025, Amundi Asset Management US, Inc. (“Amundi US”), the Predecessor Fund’s investment adviser, was combined with Victory Capital Holdings, Inc., the parent company of the Adviser. All portfolio managers of Amundi US became employees of the Adviser.

C000256477 [Member]
Shareholder Report [Line Items]
Fund Name	Victory Pioneer Select Mid Cap Growth Fund
Class Name	Class R6
Trading Symbol	PSMKX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Victory Pioneer Select Mid Cap Growth Fund (the “Fund”) for the period of December 1, 2024 to May 31, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at advisor.vcm.com/literature/mutual-fund-prospectuses. You may also request more information by calling 800-225-6292.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	800-225-6292
Additional Information Website	advisor.vcm.com/literature/mutual-fund-prospectuses
Expenses [Text Block]
What were the Fund costs for the last six months?
(Based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R6	$33	0.67%^
^	Annualized

Expenses Paid, Amount	$ 33
Expense Ratio, Percent	0.67%	[5]
Net Assets	$ 1,489,224,771
Holdings Count | Holding	73	[6]
Investment Company Portfolio Turnover	25.00%
Additional Fund Statistics [Text Block]
KEY FUND STATISTICS
(as of May 31, 2025)
Fund net assets	$1,489,224,771%
Total number of portfolio holdings	73^^
Portfolio turnover rate	25%
^^	Excluding short-term investments and all derivative contracts except for options purchased.

Holdings [Text Block]
SECTOR DISTRIBUTION
(as of May 31, 2025 )*
Information Technology	31.7%
Industrials	17.8%
Health Care	13.0%
Consumer Discretionary	10.7%
Financials	10.6%
Energy	5.3%
Communication Services	4.3%
Utilities	2.3%
Basic Materials	1.8%
Consumer Staples	1.6%
Real Estate	0.9%
*	As a percentage of total investments excluding short-term investments and all derivative contracts except for options purchased.

Material Fund Change [Text Block]
Material Fund Changes
Effective April 1, 2025, Pioneer Select Mid Cap Growth Fund (the “Predecessor Fund”) reorganized with Victory Pioneer Select Mid Cap Growth Fund (the “Reorganization”) pursuant to an agreement and plan of reorganization approved by the shareholders of the Predecessor Fund on March 27, 2025. The Predecessor Fund is the accounting survivor of the Reorganization. Accordingly, the Predecessor Fund’s performance and financial history have become the performance and financial history of the Fund.
In the Reorganization, shareholders holding Class K shares of the Predecessor Fund received Class R6 shares of the Fund.
Victory Capital Management Inc. (the “Adviser”) is the Fund’s investment adviser. Effective April 1, 2025, Amundi Asset Management US, Inc. (“Amundi US”), the Predecessor Fund’s investment adviser, was combined with Victory Capital Holdings, Inc., the parent company of the Adviser. All portfolio managers of Amundi US became employees of the Adviser.

Material Fund Change Name [Text Block]
Effective April 1, 2025, Pioneer Select Mid Cap Growth Fund (the “Predecessor Fund”) reorganized with Victory Pioneer Select Mid Cap Growth Fund (the “Reorganization”) pursuant to an agreement and plan of reorganization approved by the shareholders of the Predecessor Fund on March 27, 2025. The Predecessor Fund is the accounting survivor of the Reorganization. Accordingly, the Predecessor Fund’s performance and financial history have become the performance and financial history of the Fund.

Material Fund Change Adviser [Text Block]
Victory Capital Management Inc. (the “Adviser”) is the Fund’s investment adviser. Effective April 1, 2025, Amundi Asset Management US, Inc. (“Amundi US”), the Predecessor Fund’s investment adviser, was combined with Victory Capital Holdings, Inc., the parent company of the Adviser. All portfolio managers of Amundi US became employees of the Adviser.

C000256476 [Member]
Shareholder Report [Line Items]
Fund Name	Victory Pioneer Select Mid Cap Growth Fund
Class Name	Class Y
Trading Symbol	GROYX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Victory Pioneer Select Mid Cap Growth Fund (the “Fund”) for the period of December 1, 2024 to May 31, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at advisor.vcm.com/literature/mutual-fund-prospectuses. You may also request more information by calling 800-225-6292.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	800-225-6292
Additional Information Website	advisor.vcm.com/literature/mutual-fund-prospectuses
Expenses [Text Block]
What were the Fund costs for the last six months?
(Based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class Y	$38	0.77%^
^	Annualized

Expenses Paid, Amount	$ 38
Expense Ratio, Percent	0.77%	[7]
Net Assets	$ 1,489,224,771
Holdings Count | Holding	73	[8]
Investment Company Portfolio Turnover	25.00%
Additional Fund Statistics [Text Block]
KEY FUND STATISTICS
(as of May 31, 2025)
Fund net assets	$1,489,224,771%
Total number of portfolio holdings	73^^
Portfolio turnover rate	25%
^^	Excluding short-term investments and all derivative contracts except for options purchased.

Holdings [Text Block]
SECTOR DISTRIBUTION
(as of May 31, 2025 )*
Information Technology	31.7%
Industrials	17.8%
Health Care	13.0%
Consumer Discretionary	10.7%
Financials	10.6%
Energy	5.3%
Communication Services	4.3%
Utilities	2.3%
Basic Materials	1.8%
Consumer Staples	1.6%
Real Estate	0.9%
*	As a percentage of total investments excluding short-term investments and all derivative contracts except for options purchased.

Material Fund Change [Text Block]
Material Fund Changes
Effective April 1, 2025, Pioneer Select Mid Cap Growth Fund (the “Predecessor Fund”) reorganized with Victory Pioneer Select Mid Cap Growth Fund (the “Reorganization”) pursuant to an agreement and plan of reorganization approved by the shareholders of the Predecessor Fund on March 27, 2025. The Predecessor Fund is the accounting survivor of the Reorganization. Accordingly, the Predecessor Fund’s performance and financial history have become the performance and financial history of the Fund.
In the Reorganization, shareholders holding Class Y shares of the Predecessor Fund received Class Y shares of the Fund.
Victory Capital Management Inc. (the “Adviser”) is the Fund’s investment adviser. Effective April 1, 2025, Amundi Asset Management US, Inc. (“Amundi US”), the Predecessor Fund’s investment adviser, was combined with Victory Capital Holdings, Inc., the parent company of the Adviser. All portfolio managers of Amundi US became employees of the Adviser.

Material Fund Change Name [Text Block]
Effective April 1, 2025, Pioneer Select Mid Cap Growth Fund (the “Predecessor Fund”) reorganized with Victory Pioneer Select Mid Cap Growth Fund (the “Reorganization”) pursuant to an agreement and plan of reorganization approved by the shareholders of the Predecessor Fund on March 27, 2025. The Predecessor Fund is the accounting survivor of the Reorganization. Accordingly, the Predecessor Fund’s performance and financial history have become the performance and financial history of the Fund.

Material Fund Change Adviser [Text Block]
Victory Capital Management Inc. (the “Adviser”) is the Fund’s investment adviser. Effective April 1, 2025, Amundi Asset Management US, Inc. (“Amundi US”), the Predecessor Fund’s investment adviser, was combined with Victory Capital Holdings, Inc., the parent company of the Adviser. All portfolio managers of Amundi US became employees of the Adviser.

C000256494 [Member]
Shareholder Report [Line Items]
Fund Name	Victory Pioneer International Equity Fund
Class Name	Class A
Trading Symbol	PIIFX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Victory Pioneer International Equity Fund (the “Fund”) for the period of December 1, 2024 to May 31, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at advisor.vcm.com/literature/mutual-fund-prospectuses. You may also request more information by calling 800-225-6292.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	800-225-6292
Additional Information Website	advisor.vcm.com/literature/mutual-fund-prospectuses
Expenses [Text Block]
What were the Fund costs for the last six months?
(Based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$60	1.14%^
^	Annualized

Expenses Paid, Amount	$ 60
Expense Ratio, Percent	1.14%	[9]
Net Assets	$ 880,354,826
Holdings Count | Holding	54	[10]
Investment Company Portfolio Turnover	38.00%
Additional Fund Statistics [Text Block]
KEY FUND STATISTICS
(as of May 31, 2025)
Fund net assets	$880,354,826%
Total number of portfolio holdings	54^^
Portfolio turnover rate	38%
^^	Excluding short-term investments and all derivative contracts except for options purchased.

Holdings [Text Block]
GEOGRAPHIC DISTRIBUTION
(as of May 31, 2025 )*
Japan	23.5%
Germany	12.3%
United Kingdom	11.3%
United States	8.5%
Italy	8.1%
South Korea	6.3%
Denmark	4.4%
Canada	4.3%
Netherlands	3.5%
Ireland	3.5%
Switzerland	3.4%
France	3.4%
Belgium	3.2%
Taiwan	2.6%
Bermuda	1.1%
Other (individually less than 1.0%)	0.6%
*	As a percentage of total investments excluding short-term investments and all derivative contracts except for options purchased.

Material Fund Change [Text Block]
Material Fund Changes
Effective May 2, 2025, Pioneer International Equity Fund (the “Predecessor Fund”) reorganized with Victory Pioneer International Equity Fund (the “Reorganization”) pursuant to an agreement and plan of reorganization approved by the shareholders of the Predecessor Fund on April 28, 2025. The Predecessor Fund is the accounting survivor of the Reorganization. Accordingly, the Predecessor Fund’s performance and financial history have become the performance and financial history of the Fund.
In the Reorganization, shareholders holding Class A shares of the Predecessor Fund received Class A shares of the Fund.
Victory Capital Management Inc. (the “Adviser”) is the Fund’s investment adviser. Effective April 1, 2025, Amundi Asset Management US, Inc. (“Amundi US”), the Predecessor Fund’s investment adviser, was combined with Victory Capital Holdings, Inc., the parent company of the Adviser. All portfolio managers of Amundi US became employees of the Adviser.

Material Fund Change Name [Text Block]
Effective May 2, 2025, Pioneer International Equity Fund (the “Predecessor Fund”) reorganized with Victory Pioneer International Equity Fund (the “Reorganization”) pursuant to an agreement and plan of reorganization approved by the shareholders of the Predecessor Fund on April 28, 2025. The Predecessor Fund is the accounting survivor of the Reorganization. Accordingly, the Predecessor Fund’s performance and financial history have become the performance and financial history of the Fund.

Material Fund Change Adviser [Text Block]
Victory Capital Management Inc. (the “Adviser”) is the Fund’s investment adviser. Effective April 1, 2025, Amundi Asset Management US, Inc. (“Amundi US”), the Predecessor Fund’s investment adviser, was combined with Victory Capital Holdings, Inc., the parent company of the Adviser. All portfolio managers of Amundi US became employees of the Adviser.

C000256491 [Member]
Shareholder Report [Line Items]
Fund Name	Victory Pioneer International Equity Fund
Class Name	Class C
Trading Symbol	PCITX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Victory Pioneer International Equity Fund (the “Fund”) for the period of December 1, 2024 to May 31, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at advisor.vcm.com/literature/mutual-fund-prospectuses. You may also request more information by calling 800-225-6292.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	800-225-6292
Additional Information Website	advisor.vcm.com/literature/mutual-fund-prospectuses
Expenses [Text Block]
What were the Fund costs for the last six months?
(Based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$98	1.86%^
^	Annualized

Expenses Paid, Amount	$ 98
Expense Ratio, Percent	1.86%	[11]
Net Assets	$ 880,354,826
Holdings Count | Holding	54	[12]
Investment Company Portfolio Turnover	38.00%
Additional Fund Statistics [Text Block]
KEY FUND STATISTICS
(as of May 31, 2025)
Fund net assets	$880,354,826%
Total number of portfolio holdings	54^^
Portfolio turnover rate	38%
^^	Excluding short-term investments and all derivative contracts except for options purchased.

Holdings [Text Block]
GEOGRAPHIC DISTRIBUTION
(as of May 31, 2025 )*
Japan	23.5%
Germany	12.3%
United Kingdom	11.3%
United States	8.5%
Italy	8.1%
South Korea	6.3%
Denmark	4.4%
Canada	4.3%
Netherlands	3.5%
Ireland	3.5%
Switzerland	3.4%
France	3.4%
Belgium	3.2%
Taiwan	2.6%
Bermuda	1.1%
Other (individually less than 1.0%)	0.6%
*	As a percentage of total investments excluding short-term investments and all derivative contracts except for options purchased.

Material Fund Change [Text Block]
Material Fund Changes
Effective May 2, 2025, Pioneer International Equity Fund (the “Predecessor Fund”) reorganized with Victory Pioneer International Equity Fund (the “Reorganization”) pursuant to an agreement and plan of reorganization approved by the shareholders of the Predecessor Fund on April 28, 2025. The Predecessor Fund is the accounting survivor of the Reorganization. Accordingly, the Predecessor Fund’s performance and financial history have become the performance and financial history of the Fund.
In the Reorganization, shareholders holding Class C shares of the Predecessor Fund received Class C shares of the Fund.
Victory Capital Management Inc. (the “Adviser”) is the Fund’s investment adviser. Effective April 1, 2025, Amundi Asset Management US, Inc. (“Amundi US”), the Predecessor Fund’s investment adviser, was combined with Victory Capital Holdings, Inc., the parent company of the Adviser. All portfolio managers of Amundi US became employees of the Adviser.

Material Fund Change Name [Text Block]
Effective May 2, 2025, Pioneer International Equity Fund (the “Predecessor Fund”) reorganized with Victory Pioneer International Equity Fund (the “Reorganization”) pursuant to an agreement and plan of reorganization approved by the shareholders of the Predecessor Fund on April 28, 2025. The Predecessor Fund is the accounting survivor of the Reorganization. Accordingly, the Predecessor Fund’s performance and financial history have become the performance and financial history of the Fund.

Material Fund Change Adviser [Text Block]
Victory Capital Management Inc. (the “Adviser”) is the Fund’s investment adviser. Effective April 1, 2025, Amundi Asset Management US, Inc. (“Amundi US”), the Predecessor Fund’s investment adviser, was combined with Victory Capital Holdings, Inc., the parent company of the Adviser. All portfolio managers of Amundi US became employees of the Adviser.

C000256492 [Member]
Shareholder Report [Line Items]
Fund Name	Victory Pioneer International Equity Fund
Class Name	Class R6
Trading Symbol	PIEKX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Victory Pioneer International Equity Fund (the “Fund”) for the period of December 1, 2024 to May 31, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at advisor.vcm.com/literature/mutual-fund-prospectuses. You may also request more information by calling 800-225-6292.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	800-225-6292
Additional Information Website	advisor.vcm.com/literature/mutual-fund-prospectuses
Expenses [Text Block]
What were the Fund costs for the last six months?
(Based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R6	$39	0.74%^
^	Annualized

Expenses Paid, Amount	$ 39
Expense Ratio, Percent	0.74%	[13]
Net Assets	$ 880,354,826
Holdings Count | Holding	54	[14]
Investment Company Portfolio Turnover	38.00%
Additional Fund Statistics [Text Block]
KEY FUND STATISTICS
(as of May 31, 2025)
Fund net assets	$880,354,826%
Total number of portfolio holdings	54^^
Portfolio turnover rate	38%
^^	Excluding short-term investments and all derivative contracts except for options purchased.

Holdings [Text Block]
GEOGRAPHIC DISTRIBUTION
(as of May 31, 2025 )*
Japan	23.5%
Germany	12.3%
United Kingdom	11.3%
United States	8.5%
Italy	8.1%
South Korea	6.3%
Denmark	4.4%
Canada	4.3%
Netherlands	3.5%
Ireland	3.5%
Switzerland	3.4%
France	3.4%
Belgium	3.2%
Taiwan	2.6%
Bermuda	1.1%
Other (individually less than 1.0%)	0.6%
*	As a percentage of total investments excluding short-term investments and all derivative contracts except for options purchased.

Material Fund Change [Text Block]
Material Fund Changes
Effective May 2, 2025, Pioneer International Equity Fund (the “Predecessor Fund”) reorganized with Victory Pioneer International Equity Fund (the “Reorganization”) pursuant to an agreement and plan of reorganization approved by the shareholders of the Predecessor Fund on April 28, 2025. The Predecessor Fund is the accounting survivor of the Reorganization. Accordingly, the Predecessor Fund’s performance and financial history have become the performance and financial history of the Fund.
In the Reorganization, shareholders holding Class K shares of the Predecessor Fund received Class R6 shares of the Fund.
Victory Capital Management Inc. (the “Adviser”) is the Fund’s investment adviser. Effective April 1, 2025, Amundi Asset Management US, Inc. (“Amundi US”), the Predecessor Fund’s investment adviser, was combined with Victory Capital Holdings, Inc., the parent company of the Adviser. All portfolio managers of Amundi US became employees of the Adviser.

Material Fund Change Name [Text Block]
Effective May 2, 2025, Pioneer International Equity Fund (the “Predecessor Fund”) reorganized with Victory Pioneer International Equity Fund (the “Reorganization”) pursuant to an agreement and plan of reorganization approved by the shareholders of the Predecessor Fund on April 28, 2025. The Predecessor Fund is the accounting survivor of the Reorganization. Accordingly, the Predecessor Fund’s performance and financial history have become the performance and financial history of the Fund.

Material Fund Change Adviser [Text Block]
Victory Capital Management Inc. (the “Adviser”) is the Fund’s investment adviser. Effective April 1, 2025, Amundi Asset Management US, Inc. (“Amundi US”), the Predecessor Fund’s investment adviser, was combined with Victory Capital Holdings, Inc., the parent company of the Adviser. All portfolio managers of Amundi US became employees of the Adviser.

C000256493 [Member]
Shareholder Report [Line Items]
Fund Name	Victory Pioneer International Equity Fund
Class Name	Class Y
Trading Symbol	INVYX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Victory Pioneer International Equity Fund (the “Fund”) for the period of December 1, 2024 to May 31, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at advisor.vcm.com/literature/mutual-fund-prospectuses. You may also request more information by calling 800-225-6292.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	800-225-6292
Additional Information Website	advisor.vcm.com/literature/mutual-fund-prospectuses
Expenses [Text Block]
What were the Fund costs for the last six months?
(Based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class Y	$40	0.75%^
^	Annualized

Expenses Paid, Amount	$ 40
Expense Ratio, Percent	0.75%	[15]
Net Assets	$ 880,354,826
Holdings Count | Holding	54	[16]
Investment Company Portfolio Turnover	38.00%
Additional Fund Statistics [Text Block]
KEY FUND STATISTICS
(as of May 31, 2025)
Fund net assets	$880,354,826%
Total number of portfolio holdings	54^^
Portfolio turnover rate	38%
^^	Excluding short-term investments and all derivative contracts except for options purchased.

Holdings [Text Block]
GEOGRAPHIC DISTRIBUTION
(as of May 31, 2025 )*
Japan	23.5%
Germany	12.3%
United Kingdom	11.3%
United States	8.5%
Italy	8.1%
South Korea	6.3%
Denmark	4.4%
Canada	4.3%
Netherlands	3.5%
Ireland	3.5%
Switzerland	3.4%
France	3.4%
Belgium	3.2%
Taiwan	2.6%
Bermuda	1.1%
Other (individually less than 1.0%)	0.6%
*	As a percentage of total investments excluding short-term investments and all derivative contracts except for options purchased.

Material Fund Change [Text Block]
Material Fund Changes
Effective May 2, 2025, Pioneer International Equity Fund (the “Predecessor Fund”) reorganized with Victory Pioneer International Equity Fund (the “Reorganization”) pursuant to an agreement and plan of reorganization approved by the shareholders of the Predecessor Fund on April 28, 2025. The Predecessor Fund is the accounting survivor of the Reorganization. Accordingly, the Predecessor Fund’s performance and financial history have become the performance and financial history of the Fund.
In the Reorganization, shareholders holding Class Y shares of the Predecessor Fund received Class Y shares of the Fund.
Victory Capital Management Inc. (the “Adviser”) is the Fund’s investment adviser. Effective April 1, 2025, Amundi Asset Management US, Inc. (“Amundi US”), the Predecessor Fund’s investment adviser, was combined with Victory Capital Holdings, Inc., the parent company of the Adviser. All portfolio managers of Amundi US became employees of the Adviser.

Material Fund Change Name [Text Block]
Effective May 2, 2025, Pioneer International Equity Fund (the “Predecessor Fund”) reorganized with Victory Pioneer International Equity Fund (the “Reorganization”) pursuant to an agreement and plan of reorganization approved by the shareholders of the Predecessor Fund on April 28, 2025. The Predecessor Fund is the accounting survivor of the Reorganization. Accordingly, the Predecessor Fund’s performance and financial history have become the performance and financial history of the Fund.

Material Fund Change Adviser [Text Block]
Victory Capital Management Inc. (the “Adviser”) is the Fund’s investment adviser. Effective April 1, 2025, Amundi Asset Management US, Inc. (“Amundi US”), the Predecessor Fund’s investment adviser, was combined with Victory Capital Holdings, Inc., the parent company of the Adviser. All portfolio managers of Amundi US became employees of the Adviser.

[1]	Annualized
[2]	Excluding short-term investments and all derivative contracts except for options purchased.
[3]	Annualized
[4]	Excluding short-term investments and all derivative contracts except for options purchased.
[5]	Annualized
[6]	Excluding short-term investments and all derivative contracts except for options purchased.
[7]	Annualized
[8]	Excluding short-term investments and all derivative contracts except for options purchased.
[9]	Annualized
[10]	Excluding short-term investments and all derivative contracts except for options purchased.
[11]	Annualized
[12]	Excluding short-term investments and all derivative contracts except for options purchased.
[13]	Annualized
[14]	Excluding short-term investments and all derivative contracts except for options purchased.
[15]	Annualized
[16]	Excluding short-term investments and all derivative contracts except for options purchased.